Long-term Investment	12 Months Ended
Dec. 31, 2015
Long-term Investment
Long-term Investment

4. Long-term Investment

Investment in Jupai

In May 2014, the Group and Jupai entered into a Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”) Purchase Agreement that included the issuance and sale by Jupai of 12,918,340 shares of Series B Preferred Shares of Jupai to the Group at an aggregate consideration of RMB48,000,000 ($7,801,728); (b) the sale and transfer by a shareholder of Jupai of 12,918,340 shares of ordinary shares of Jupai to the Group at an aggregate consideration of RMB48,000,000 ($7,801,728). These ordinary shares were re-designated into 12,918,340 Series B preferred shares at the closing of the transaction. In August 2014, the group further acquired 12,918,340 ordinary shares of Jupai from a shareholder of Jupai for $10,116,352. These ordinary shares were re-designated into 12,918,340 Series B Preferred Shares in December, 2014. Given the redemption right exercisable by the Group, the investment was accounted for as available-for-sale investment measured at fair value, with changes in fair value recognized in accumulated other comprehensive income. As of December 31, 2014, the fair value of the Series B Preferred Shares was $39,484,906 and was recorded in Investment in preferred shares of Jupai, and the Group recognized $13,765,098 of unrealized gains in accumulated other comprehensive income for the year ended December 31, 2014. In 2015, the Group recognized $25,106,794 of unrealized gains in accumulated other comprehensive income. Upon the IPO of Jupai, 38,755,020 Series B Preferred Shares were immediately converted into the ordinary shares with the ratio of 1:1. As the conversion is not considered an earnings realization event, all unrealized gains deferred in accumulated other comprehensive income were reversed to the carrying amount of the ordinary shares such that the initial carrying amount of such ordinary shares is equal to the original cost basis of the Series B Preferred Shares.

As a result of the Jupai Transaction (Note 1), the Group obtained 16,565,592 ordinary shares of Jupai with $10.0 per ADS (six ordinary shares). The Group recognized $23,104,056 as investment income from this transaction and accrued $2,530,329 withholding tax on the investment income.

The Group holds 55,320,612 ordinary shares of Jupai after the conversion of Series B Preferred Shares and the Jupai Transaction, which represent 31% equity interest of Jupai and became the largest shareholder of Jupai. Mr Xin Zhou, the Group’s co-chairman and chief executive officer, is a director of Jupai. As the Group can exercise significant influence over the operating and financial policies of Jupai, the Group accounted the investment using equity method. As of December 31, 2015, the balance of the investment in Jupai was $55,682,202.

Other investments

In 2011, the Group paid RMB100,000,000 ($15,735,900) for a 3.8% equity interest in Shanghai Star Capital Equity Investment Center (“Star Capital”) as a limited partner. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, serves as a director of Star Capital. The Group’s interest in Star Capital is more than minor and thus is subject to the equity method. In 2013, 2014 and 2015, the Group received RMB35,000,000 ($5,740,630), RMB15,000,000 ($2,455,830) and RMB5,000,000 ($793,560) capital return from Star Capital, respectively.

In May 2012, the Group formed a limited partnership, Shanghai Wuling Investment Center (“Wuling Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. Shanghai Yidezhen Equity Investment Center (“Yidezhen”), a subsidiary of Shanghai E-cheng, acts as Wuling Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested RMB15,000,000 ($2,386,440), RMB27,000,000 ($4,428,486) and RMB18,000,000 ($2,946,996) into Wuling Center in 2012, 2013 and 2014 for a total of 6.5% equity interest, respectively. An entity controlled by Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owned 4.9% equity interest in Wuling Center and is a limited partner. The Wuling Center is not consolidated by the Group as the Group does not control the Wuling Center given the unrelated limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners. The Group’s investments in Wuling Center are more than minor and are accounted for using the equity method. As a result of the Jupai Transaction (Note 1), 1.1% equity interest was transferred to Jupai.

In 2014, the Group formed a limited partnership, Shanghai Shouxin Equity Investment Center (“Shouxin Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner and Shanghai Yidezhao Equity Investment Center, a subsidiary of Shanghai E-Cheng, acts as Shouxin Center’s general partner. The general partner will receive annual management fee and carried interest on a success basis. The Group prepaid $2,437,920 (RMB15,000,000) in 2013 into Shouxin Center for a 13.0% equity interest. Shouxin Center did not finalize its registration until 2014. Yidezhao’s related parties, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) and E-House Shengquan Equity Investment Center (“Shenquan Center”) own 41.6% and 28.0% equity interest in Shouxin Center respectively, as limited partners. Shenquan Center is the deemed the primary beneficiary of Shouxin Center given the substantive participating rights held by Shenquan Center in certain financial and operating decisions of the limited partnership in the ordinary course of business, and the biggest equity holding in the limited partnership in the related party group. As such, the Group does not consolidate Shouxin Center. The Group’s investments in Shouxin Center are accounted for using the equity method. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results. In August 2014, the Group disposed of 12.2% equity interest for a total consideration of $2,287,950, of which 4.8% was transferred to an unrelated third party investor, and 7.4% was transferred to two employees of the Group. No gain or loss was recognized from the disposal. As a result of the Jupai Transaction (Note 1), the investment was transferred to Jupai.

The Group prepaid $4,085,625 (RMB25,000,000) in 2013 into Shanghai Muxin Equity Investment Center (“Muxin Center”) for a 23.4% equity interest as a limited partner and the investment was finalized in 2014. The Group was not the deemed the primary beneficiary of Muxin Center. As such, the Group does not consolidate Muxin Center. The Group’s investments in Muxin Center are accounted for using the equity method due to its significant influence over the operating and financial policies of the investees.

In September, 2015 the Group purchased 15,778,152 Series B redeemable convertible preferred shares of Wexfin. INC (“Wexfin”) a private entity, at a price of $0.7746 per share with total consideration of $12,222,128 for the purpose of supporting the business development of the Group’s real estate financial services. The Group’s investment accounts for 11.7% equity interest of the company. The Group is able to exercise significant influence over the operating and financial policies of the investee through board representation. However, as the redemption right is not within the control of the Group and the investment is not in-substance common stock, the Group accounts for the investment using cost method.

The summarized financial information of Jupai is as follows:

Operating data:

	Jupai
	Years Ended December 31,
	2013	2014	2015
	$	$	$
Revenue	22,594,781	39,138,038	95,529,304
Cost	(3,703,030)	(10,657,267)	(37,414,007)
Selling, general and administrative expense	(8,257,935)	(12,777,688)	(28,363,598)
Profit from operations	11,247,071	17,841,307	32,329,720
Net income	9,050,371	14,630,140	26,523,390

Balance Sheet Data:

	Jupai
	As of December 31,
	2014	2015
	$	$
Current assets	53,539,720	153,068,268
Non-current assets	13,774,143	88,616,208
Current liabilities	19,464,239	58,136,671
Non-current liabilities	1,270,966	13,492,814